Filed electronically with the Securities and Exchange Commission on June 20, 2014

                 File No. 002-36238
                   File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 137	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 121

DWS Securities Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary Deutsche Investment Management Americas Inc. One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /	Immediately upon filing pursuant to paragraph (b)
/ ___/	On June 2, 2014 pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a)(1)
/___/	On ____________pursuant to paragraph (a)(1)
/___ /	75 days after filing pursuant to paragraph (a)(2)
/___/	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/___/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS CROCI Sector Opportunities Fund: Class A, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of June 2014.

DWS SECURITIES TRUST
By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	June 10, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	June 10, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	June 10, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	June 10, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	June 10, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	June 10, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	June 10, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	June 10, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	June 10, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	June 10, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	June 10, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	June 10, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	June 10, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	June 10, 2014

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 130 to the Registration Statement as filed on February 24, 2014; and as filed on September 26, 2008 in Post-Effective Amendment No. 100 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase